Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Trade payables	€ 328.9	€ 345.0
Accruals and deferred income	109.6	92.4
Social security and other taxes	18.2	19.3
Other payables	17.7	13.7
Finance lease obligations	0.0	0.6
Financial payables	3.1	1.7
Total current trade and other payables	477.5	472.7
Non-current liabilities
Finance lease obligations	0.0	1.0
Accruals and deferred income	1.8	0.0
Total non-current trade and other payables	1.8	1.0
Total trade and other payables	€ 479.3	€ 473.7